Capital Stock (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017	Sep. 14, 2016	Apr. 25, 2016
Consoldated Share Basis						$ 250
Common Stock Authorized	250,000,000
Common Stock Par Value, per share	$ 0.001	$ .001	$ 0.001
Preferred Stock Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock Par Value, per share	$ 0.001	$ 0.001	$ 0.001
Common Stock Issued and Outstanding	730,524,566	724,370,720	22,392,729	686,728,348
Preferred Stock Issued and Outstanding	$ 100,000			$ 100,000
Stock Issued Pursuant to Exercise Option	6,153,846	27,305,206
Stock Issued Pursuant to Related Party Exercise Option		400,000
Stock issued to director and for cash, shares		219,444,444
Stock issued to director and for cash, value		$ 395,000
Stock issued for service rendered, shares		25,000,000	1,286,494
Stock issued for service rendered, value		$ 75,000	$ 126,590
Expensed During Period		323,000
Reduction of amount due to Related Party		$ 72,000
Common Stock | Percana
Common stock Issued					220,000,000	15,687,000
Post Consolidatation Shareholdings					235,750,000	15,750,000
Fair Market Value of Shares					$ 462,000	$ 15,687
Common Stock | Related Party Debt
Stock Issued		206,505,000
Related Party Debt Paid Down		$ 206,505
Common Stock | Private Placement
Stock Issued		3,343,341
Stock Issued, value per share		$ .03
Gross Proceeds		$ 99,700
Common Stock | Option
Stock Issued			1,862,835
Common Stock | Paying Down Debt
Stock Issued			3,200,000
Debt of Related Parties			$ 3,200